STOCK PURCHASE WARRANTS AND OPTIONS: Warrant activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Warrants outstanding	19,205,714	19,807,876	16,020,366	11,870,116
Weighted Average Exercise Price, warrants outstanding	$ 1.66	$ 1.63	$ 2.53	$ 2.31
Aggregate Intrinsic Value, warrants outstanding	$ 31,860,604	$ 32,194,216	$ 33,801,473	$ 27,457,223
Warrants granted		900,000
Weighted Average Exercise Price, warrants granted		$ 1.16
Warrants granted2		700,000
Weighted Average Exercise Price, warrants granted2		$ 1.33
Warrants granted3		660,000
Weighted Average Exercise Price, warrants granted3		$ 0.01
Warrants granted4		75,000
Weighted Average Exercise Price, warrants granted4		$ 0.10
Warrants granted5		2,400,000
Weighted Average Exercise Price, warrants granted5		$ 1.00
Warrants granted6		1,415,260
Weighted Average Exercise Price, warrants granted6		$ 3.00
Warrants granted7		1,415,500
Weighted Average Exercise Price, warrants granted7		$ 0.01
Warrants granted8		146,750
Weighted Average Exercise Price, warrants granted8		$ 1.75
Warrants forfeited		(3,495,000)
Weighted Average Exercise Price, warrants forfeited		$ (1.96)
Warrants exercised		(427,000)
Weighted Average Exercise Price, warrants exercised	$ (0.64)	$ (0.47)
Warrants exercisable	15,245,714	15,472,876
Weighted Average Exercise Price, warrants exercisable	$ 1.86	$ 1.85
Aggregate Intrinsic Value, warrants exercisable	$ 28,292,104	$ 28,626,216